Basic and Diluted Loss Per Share	6 Months Ended
Jun. 30, 2025
Basic and Diluted Loss Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE
NOTE 6:-	BASIC AND DILUTED LOSS PER SHARE

The potential Ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Three and Six Months Ended June 30,
	2025	2024

Ordinary share options	581,607	73,501
Warrants	10,530,784	3,606,019

	11,112,391	3,679,520